UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07209

T. Rowe Price Value Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments

Value Fund	March 31, 2013

T. Rowe Price Value Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 98.0%		
CONSUMER DISCRETIONARY 7.8%		
Auto Components 0.9%		
TRW (1)	2,475,000	136,125
		136,125
Automobiles 0.7%		
General Motors (1)	3,925,000	109,194
		109,194
Diversified Consumer Services 0.4%		
Apollo Group, Class A (1)(2)	3,065,000	53,300
		53,300
Hotels, Restaurants & Leisure 0.9%		
Carnival	4,105,000	140,801
		140,801
Media 3.3%		
Charter Communications, Class A (1)	565,000	58,862
Comcast, Class A	1,080,000	45,371
Comcast, Special Class A	2,864,000	113,472
Discovery Communications, Class C (1)	875,000	60,847
Time Warner	1,140,000	65,687
Time Warner Cable, Class A	1,235,000	118,634
Walt Disney	880,000	49,984
		512,857
Multiline Retail 1.1%		
Kohl's (2)	3,520,000	162,378
		162,378

Specialty Retail 0.5%		
Lowe's	2,145,000	81,338
		81,338
Total Consumer Discretionary		1,195,993
CONSUMER STAPLES 6.5%		
Beverages 0.9%		
Dr Pepper Snapple	1,910,000	89,675
PepsiCo	675,000	53,399
		143,074
Food & Staples Retailing 0.5%		
Wal-Mart	945,000	70,714
		70,714
Food Products 1.6%		
Archer-Daniels-Midland	2,770,000	93,432
General Mills	1,780,000	87,772
Kellogg	1,092,100	70,364
		251,568
Household Products 2.7%		
Energizer	655,000	65,323
Procter & Gamble	4,642,500	357,751
		423,074
Personal Products 0.8%		
Avon	5,615,000	116,399
		116,399
Total Consumer Staples		1,004,829
ENERGY 10.2%		
Oil, Gas & Consumable Fuels 10.2%		
Anadarko Petroleum	312,700	27,346

Apache	2,040,000	157,407
Chesapeake Energy (2)	1,690,000	34,493
Chevron	1,550,000	184,171
Cimarex Energy	525,000	39,606
CONSOL Energy	1,185,000	39,875
Eni (EUR)	2,770,086	62,246
Hess	360,000	25,780
Newfield Exploration (1)	1,715,000	38,450
Phillips 66	4,595,000	321,512
Pioneer Natural Resources	845,000	104,991
Southwestern Energy (1)	2,845,000	106,005
Spectra Energy	735,000	22,601
Valero Energy	6,145,000	279,536
Williams Companies	3,085,000	115,564
Total Energy		1,559,583
FINANCIALS 22.2%		
Capital Markets 3.6%		
Ameriprise Financial	1,041,500	76,707
Invesco	2,565,000	74,283
Lazard	1,280,000	43,686
Morgan Stanley	6,990,000	153,640
State Street	1,985,400	117,317
TD Ameritrade Holding	3,826,900	78,911
		544,544
Commercial Banks 3.9%		
PNC Financial Services Group	2,365,000	157,272
SunTrust	1,815,000	52,290
U.S. Bancorp	6,835,000	231,912
Unicredit (EUR) (1)	7,192,685	30,702
Wells Fargo	3,550,000	131,315
		603,491

Consumer Finance 1.9%		
American Express	715,000	48,234
Capital One Financial	2,755,000	151,387
SLM Corporation	4,565,000	93,491
		293,112
Diversified Financial Services 6.1%		
Bank of America	15,775,000	192,140
Citigroup	635,000	28,092
JPMorgan Chase	12,845,000	609,624
Moody's	2,010,000	107,173
		937,029
Insurance 6.2%		
Allstate	2,475,000	121,448
Assured Guaranty	2,785,000	57,399
Marsh & McLennan	3,950,000	149,982
MetLife	8,320,000	316,326
The Travelers Companies	1,265,000	106,500
Unum Group	1,820,000	51,415
XL Group	5,090,000	154,227
		957,297
Real Estate Investment Trusts (REITs) 0.5%		
Weyerhaeuser, REIT	2,435,000	76,410
		76,410
Total Financials		3,411,883
HEALTH CARE 18.6%		
Biotechnology 0.9%		
Amgen	1,365,000	139,926
		139,926

Health Care Equipment & Supplies 1.0%		
Covidien	2,170,000	147,213
		147,213
Health Care Providers & Services 2.8%		
Cigna	1,385,000	86,382
HCA Holdings	1,704,400	69,250
Quest Diagnostics	520,000	29,354
UnitedHealth Group	2,685,000	153,609
WellPoint	1,355,000	89,742
		428,337
Life Sciences Tools & Services 2.5%		
Agilent Technologies (2)	2,755,000	115,627
Thermo Fisher Scientific	3,540,000	270,775
		386,402
Pharmaceuticals 11.4%		
AbbVie	1,490,000	60,762
Hospira (1)	1,430,000	46,947
Johnson & Johnson	4,995,000	407,242
Merck	10,706,400	473,544
Pfizer	26,375,000	761,183
		1,749,678
Total Health Care		2,851,556
INDUSTRIALS & BUSINESS SERVICES 9.3%		
Aerospace & Defense 4.8%		
Boeing	2,690,000	230,936
Honeywell International	2,958,300	222,908
Raytheon	580,000	34,098
United Technologies	2,665,000	248,991
		736,933

Airlines 1.2%		
United Continental (1)	4,745,000	151,887
US Airways Group (1)	1,730,000	29,358
		181,245
Electrical Equipment 0.4%		
Emerson Electric	1,295,000	72,352
		72,352
Industrial Conglomerates 2.2%		
3M	1,085,000	115,346
GE	9,495,000	219,525
		334,871
Road & Rail 0.7%		
Canadian Pacific Railway	35,000	4,566
CSX	4,220,000	103,939
		108,505
Total Industrials & Business Services		1,433,906
INFORMATION TECHNOLOGY 7.1%		
Communications Equipment 1.9%		
Cisco Systems	14,095,000	294,726
		294,726
Computers & Peripherals 0.5%		
Dell	5,285,000	75,734
		75,734
Electronic Equipment, Instruments & Components 0.6%		
Corning	4,275,000	56,986
TE Connectivity	810,000	33,963
		90,949

IT Services 0.6%		
Visa, Class A	595,000	101,055
		101,055
Semiconductor & Semiconductor Equipment 2.4%		
Avago Technologies	2,800,000	100,576
Micron Technology (1)	7,685,000	76,697
Texas Instruments	5,315,000	188,576
		365,849
Software 1.1%		
Microsoft	1,455,000	41,628
Oracle	3,925,000	126,934
		168,562
Total Information Technology		1,096,875
MATERIALS 5.9%		
Chemicals 3.4%		
Celanese, Series A	3,821,500	168,337
Lyondellbasell Industries, Class A	4,480,000	283,539
Potash Corporation of Saskatchewan	1,915,000	75,164
		527,040
Containers & Packaging 0.6%		
Crown Cork & Seal (1)	1,915,000	79,683
Owens-Illinois (1)	625,000	16,656
		96,339
Paper & Forest Products 1.9%		
International Paper	6,180,000	287,865
		287,865
Total Materials		911,244

TELECOMMUNICATION SERVICES 3.2%		
Diversified Telecommunication Services 3.2%		
AT&T	13,490,000	494,948
		494,948
Wireless Telecommunication Services 0.0%		
Vodafone (GBP)	941,756	2,670
		2,670
Total Telecommunication Services		497,618
UTILITIES 7.2%		
Electric Utilities 2.3%		
American Electric Power	1,216,100	59,139
Entergy	2,049,900	129,636
Exelon	4,475,000	154,298
FirstEnergy	295,000	12,449
		355,522
Independent Power Producers & Energy Traders 3.0%		
AES	16,935,600	212,880
NRG Energy	9,400,000	249,006
		461,886
Multi-Utilities 1.9%		
CenterPoint Energy	2,675,300	64,100
MDU Resources	5,680,000	141,944
PG&E	1,974,200	87,911
		293,955
Total Utilities		1,111,363
Total Common Stocks (Cost $11,679,838)		15,074,850

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Value Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Value Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Guidance
In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2013:

There were no material transfers between Levels 1 and 2 during the period.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities as determined at the close of fund business each day; any adjustments to collateral balances resulting from changes in security values are settled the next business day. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At March 31, 2013, the value of loaned securities was $25,465,000; the value of cash collateral and related investments was $26,194,000.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2013, the cost of investments for federal income tax purposes was $12,011,443,000. Net unrealized gain aggregated $3,394,997,000 at period-end, of which $3,553,281,000 related to appreciated investments and $158,284,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Value Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 20, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 20, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 20, 2013